OTHER INVESTMENTS (Schedule of Continuity of Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Change in fair value on equity investments designated as FVTOCI	$ 34,879	$ 35,128
Proceeds on disposal	(8,454)
Impact of foreign currency translation	(28,445)	(7,415)
Fair value [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning	9,253	6,132
Change in fair value on equity investments designated as FVTOCI	249	2,380
Acquisition of equity investments	7,851	1,018
Proceeds on disposal	(8,454)
Impact of foreign currency translation	(149)	(277)
Ending	8,750	9,253
Accumulated fair value change included in OCI [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning	(35,128)	(37,508)
Change in fair value on equity investments designated as FVTOCI	249	2,380
Acquisition of equity investments
Proceeds on disposal
Impact of foreign currency translation
Ending	$ (34,879)	$ (35,128)